T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
May 31, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 86.8% (1)
Aerospace & Defense 2.1%
Apple Bidco , FRN, 1M TSFR + 4.00%,
9.153%, 9/22/28  35 35
Brown Group Holding, FRN, 1M TSFR
+ 3.75%, 8.867%, 7/2/29  15 15
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 8.753%, 4/6/26  55 53
Peraton , FRN, 1M USD LIBOR +
7.75%, 12.979%, 2/1/29  28 26
Spirit AeroSystems , FRN, 1M TSFR +
4.50%, 9.545%, 1/15/27  30 30
TransDigm , FRN, 1M TSFR + 3.25%,
8.148%, 8/24/28  30 30
189
Airlines 3.4%
AAdvantage Loyalty IP, FRN, 3M USD
LIBOR + 4.75%, 10.00%, 4/20/28  135 136
Mileage Plus Holdings, FRN, 3M USD
LIBOR + 5.25%, 10.213%, 6/21/27  120 124
United Airlines, FRN, 3M USD LIBOR +
3.75%, 8.888%, 4/21/28  47 46
306
Automotive 1.9%
Adient U.S., FRN, 1M TSFR + 3.25%,
8.518%, 4/10/28  23 23
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 9.75%, 4/6/28  54 52
Clarios Global, FRN, 1M TSFR +
3.75%, 8.903%, 5/6/30  60 59
Dexko Global, FRN, 1M USD LIBOR +
3.75%, 8.909%, 10/4/28  44 42
176
Broadcasting 4.5%
Clear Channel Outdoor Holdings, FRN,
3M TSFR + 3.50%, 8.807%, 8/21/26  50 47
CMG Media, FRN, 1M USD LIBOR +
3.50%, 8.659%, 12/17/26  95 79
EW Scripps, FRN, 1M USD LIBOR +
2.75%, 8.018%, 1/7/28  19 18
iHeartCommunications , FRN, 1M USD
LIBOR + 3.25%, 8.404%, 5/1/26  56 44
NEP Group, FRN, 1M USD LIBOR +
7.00%, 12.268%, 10/19/26  60 44
Neptune Bidco U.S., FRN, 1M TSFR +
5.00%, 9.995%, 4/11/29  35 31
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.745%, 10/11/29 (2)(3) 45 44
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 8.404%, 3/15/26  70 67
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 8.404%, 1/31/29  40 37
411
Building Products 0.8%
Chariot Buyer, FRN, 1M USD LIBOR +
3.25%, 8.503%, 11/3/28  44 42
Hunter Douglas, FRN, 3M TSFR +
3.50%, 8.666%, 2/26/29  30 27
69
Par/Shares $ Value
(Amounts in 000s)
‡
Cable Operators 0.6%
Altice France, FRN, 1M TSFR + 5.50%,
10.486%, 8/15/28  40 33
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 10.154%, 8/2/27  27 26
59
Chemicals 1.8%
Aruba Investments Holdings, FRN,
1M USD LIBOR + 7.75%, 12.904%,
11/24/28  15 13
Avient , FRN, 1M TSFR + 3.25%,
8.295%, 8/29/29  10 10
HB Fuller, FRN, 1M TSFR + 2.50%,
7.653%, 2/15/30  25 25
Nouryon USA, FRN, 1M TSFR + 2.75%,
7.895%, 10/1/25  35 34
Nouryon USA, FRN, 1M TSFR + 4.00%,
8.99%, 4/3/28  45 44
WR Grace Holdings, FRN, 3M USD
LIBOR + 3.75%, 8.938%, 9/22/28  34 34
160
Consumer Products 1.5%
ABG Intermediate Holdings 2, FRN, 1M
TSFR + 4.00%, 7.883%, 12/21/28 (4) 35 34
Hanesbrands, FRN, 1M TSFR + 3.75%,
8.903%, 3/8/30 (3) 25 25
Life Time, FRN, 1M TSFR + 4.50%,
9.80%, 1/15/26  49 48
Topgolf Callaway Brands, FRN, 1M
TSFR + 3.50%, 8.753%, 3/15/30  25 25
132
Container 1.5%
Charter Next Generation, FRN, 1M
TSFR + 3.75%, 9.018%, 12/1/27  74 72
Proampac PG Borrower, FRN, 1M
TSFR + 3.75%, 8.982%, 11/3/25  63 62
134
Energy 1.8%
Brazos Delaware II, FRN, 1M TSFR +
3.75%, 8.805%, 2/11/30  25 24
CQP Holdco, FRN, 1M USD LIBOR +
3.50%, 8.659%, 6/5/28  25 25
M6 ETX Holdings II Midco , FRN, 1M
TSFR + 4.50%, 9.682%, 9/19/29  50 49
Medallion Midland Acquisition, FRN,
3M USD LIBOR + 3.75%, 8.91%,
10/18/28  43 42
Whitewater Whistler Holdings, FRN,
1M TSFR + 3.25%, 8.148%, 2/15/30  25 25
165
Entertainment & Leisure 4.0%
Cinemark USA, FRN, 1M TSFR +
3.75%, 5/18/30 (5) 25 25
Delta 2, FRN, 1M TSFR + 3.00%,
8.153%, 1/15/30  25 25
Motion Finco , FRN, 3M USD LIBOR +
3.25%, 8.409%, 11/12/26  30 29
Pug, FRN, 1M USD LIBOR + 4.25%,
9.404%, 2/12/27 (3) 54 47

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
SeaWorld Parks & Entertainment, FRN,
1M USD LIBOR + 3.00%, 8.188%,
8/25/28  50 49
UFC Holdings, FRN, 3M USD LIBOR +
2.75%, 8.05%, 4/29/26  112 110
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 7.91%, 5/18/25  81 80
365
Financial 11.2%
Acrisure , FRN, 1M TSFR + 5.75%,
10.823%, 2/15/27  70 68
Acrisure , FRN, 1M USD LIBOR +
4.25%, 9.404%, 2/15/27  59 56
Advisor Group Holdings, FRN, 1M USD
LIBOR + 4.50%, 9.654%, 7/31/26  44 44
Alliant Holdings Intermediate, FRN, 1M
TSFR + 3.50%, 8.559%, 11/5/27  36 35
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.50%, 8.627%, 11/5/27  40 39
Allspring Buyer, FRN, 3M USD LIBOR
+ 3.00%, 8.188%, 11/1/28  40 39
AmWINS Group, FRN, 1M TSFR +
2.75%, 8.003%, 2/19/28  25 25
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 8.768%, 3/11/28 (3) 24 21
Aretec Group, FRN, 1M TSFR + 4.25%,
9.503%, 10/1/25  43 43
AssuredPartners , FRN, 1M TSFR +
4.25%, 9.403%, 2/12/27  25 25
AssuredPartners , FRN, 1M USD LIBOR
+ 3.50%, 8.768%, 2/12/27  52 50
AssuredPartners , FRN, 1M USD LIBOR
+ 3.50%, 8.768%, 2/12/27  45 44
Citco Funding, FRN, 1M TSFR +
3.50%, 8.591%, 4/27/28 (3) 85 85
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.50%, 9.666%, 8/9/26 (3) 33 29
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 8.903%, 2/24/25 (3) 18 18
HUB International, FRN, 1M TSFR +
4.00%, 9.072%, 11/10/29  50 49
HUB International, FRN, 1M USD
LIBOR + 3.25%, 8.398%, 4/25/25  124 124
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 9.293%, 3/27/28 (CAD) (3) 44 31
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 9.293%, 3/27/28 (CAD) (3) 14 10
Sedgwick Claims Management
Services, FRN, 1M TSFR + 3.75%,
8.903%, 2/24/28  30 29
Tegra118 Wealth Solutions, FRN, 3M
USD LIBOR + 4.00%, 9.129%, 2/18/27  30 28
USI, FRN, 1M TSFR + 3.75%, 8.648%,
11/22/29  129 127
1,019
Par/Shares $ Value
(Amounts in 000s)
‡
Food 2.0%
Primary Products Finance, FRN, 3M
TSFR + 4.00%, 9.04%, 4/1/29  50 48
Simply Good Foods USA, FRN, 1M
TSFR + 2.50%, 7.698%, 3/17/27  23 23
Triton Water Holdings, FRN, 3M USD
LIBOR + 3.50%, 8.659%, 3/31/28  34 32
Woof Holdings, FRN, 3M USD LIBOR +
7.25%, 12.421%, 12/21/28 (3) 105 83
186
Gaming 2.4%
Caesars Entertainment, FRN, 1M TSFR
+ 3.25%, 8.503%, 2/6/30  55 54
Great Canadian Gaming, FRN, 3M
USD LIBOR + 4.00%, 8.947%, 11/1/26  80 78
HRNI Holdings, FRN, 1M USD LIBOR +
4.25%, 9.41%, 12/11/28  66 64
Scientific Games International, FRN,
1M TSFR + 3.00%, 8.159%, 4/14/29  25 25
221
Health Care 11.4%
AthenaHealth Group, FRN, 1M TSFR +
3.50%, 8.04%, 2/15/29 (4) 84 79
Auris Luxembourg III, FRN, 6M USD
LIBOR + 3.75%, 9.121%, 2/27/26  54 50
Gainwell Acquisition, FRN, 3M USD
LIBOR + 4.00%, 8.998%, 10/1/27  74 70
Heartland Dental, FRN, 1M TSFR +
5.00%, 4/30/28 (5) 50 47
ICON Luxembourg, FRN, 3M TSFR +
2.25%, 7.41%, 7/3/28  40 40
Insulet , FRN, 1M TSFR + 3.25%,
8.518%, 5/4/28  94 93
Jazz Financing, FRN, 1M USD LIBOR +
3.50%, 8.654%, 5/5/28  26 26
Maravai Intermediate Holdings, FRN,
3M TSFR + 3.00%, 8.028%, 10/19/27  34 34
Medline Borrower, FRN, 1M USD
LIBOR + 3.25%, 8.404%, 10/23/28  54 53
Organon , FRN, 3M USD LIBOR +
3.00%, 8.00%, 6/2/28  49 49
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 8.654%, 2/14/25  103 97
Phoenix Newco , FRN, 1M USD LIBOR
+ 3.25%, 8.404%, 11/15/28  29 29
Phoenix Newco , FRN, 3M USD LIBOR
+ 6.50%, 11.654%, 11/15/29 (3) 65 60
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 8.518%, 3/10/28  44 42
SAM Bidco , FRN, 1M TSFR + 4.75%,
9.648%, 12/13/27 (3) 90 89
Sunshine Luxembourg VII, FRN, 3M
USD LIBOR + 3.75%, 8.909%, 10/1/26  64 62
Surgery Center Holdings, FRN, 1M
USD LIBOR + 3.75%, 8.858%, 8/31/26  54 53
Verscend Holding, FRN, 1M USD
LIBOR + 4.00%, 9.154%, 8/27/25  33 33
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 9.154%, 10/22/26  28 28
1,034

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology 13.4%
Applied Systems, FRN, 1M TSFR +
4.50%, 9.398%, 9/18/26  161 160
Applied Systems, FRN, 1M TSFR +
6.75%, 11.648%, 9/17/27  58 57
AppLovin , FRN, 3M TSFR + 3.00%,
8.253%, 10/25/28  25 24
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 8.904%, 10/2/25  59 58
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 10.654%, 2/27/26  20 19
Central Parent, FRN, 3M TSFR +
4.25%, 9.148%, 7/6/29  115 113
Ciena , FRN, 1M TSFR + 2.50%,
7.582%, 1/18/30  25 25
Cloud Software Group, FRN, 3M TSFR
+ 4.50%, 9.498%, 3/30/29  25 23
Concorde, FRN, 3M EURIBOR +
4.00%, 7.052%, 3/1/28 (EUR)  30 31
Conservice Midco , FRN, 1M USD
LIBOR + 4.25%, 9.395%, 5/13/27  28 28
Delta Topco, FRN, 3M USD LIBOR +
7.25%, 12.569%, 12/1/28 (5) 40 36
ECI Macola , FRN, 3M USD LIBOR +
3.75%, 8.909%, 11/9/27  63 61
Epicor Software, FRN, 1M TSFR +
7.75%, 13.003%, 7/31/28  55 55
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 8.518%, 7/30/27  117 114
Gen Digital, FRN, 1M TSFR + 1.75%,
7.003%, 9/10/27  44 44
Go Daddy Operating, FRN, 1M TSFR +
3.00%, 8.153%, 11/9/29  40 40
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 8.654%, 7/1/24  24 24
Infinite Bidco , FRN, 3M USD LIBOR +
7.00%, 12.159%, 3/2/29  45 38
Magnite , FRN, 1M USD LIBOR +
5.00%, 10.208%, 4/28/28  14 14
McAfee, FRN, 1M TSFR + 3.75%,
9.01%, 3/1/29  60 56
RealPage , FRN, 1M USD LIBOR +
3.00%, 8.154%, 4/24/28  23 22
RealPage , FRN, 1M USD LIBOR +
6.50%, 11.654%, 4/23/29  30 28
Sophia, FRN, 3M USD LIBOR + 3.50%,
8.659%, 10/7/27  87 85
Uber Technologies, FRN, 1M TSFR +
2.75%, 7.72%, 3/3/30  65 64
1,219
Lodging 0.6%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 3.75%, 8.904%, 2/2/26  24 23
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 4.75%, 9.877%, 2/2/26  39 36
59
Manufacturing 5.4%
Emerald Debt Merger, FRN, 1M TSFR
+ 3.00%, 5/4/30 (5) 25 25
Par/Shares $ Value
(Amounts in 000s)
‡
Engineered Machinery Holdings,
FRN, 3M EURIBOR + 3.75%, 6.765%,
5/21/28 (EUR)  39 42
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 3.50%, 8.659%,
5/19/28  13 13
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.00%, 11.159%,
5/21/29  125 113
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.50%, 11.659%,
5/21/29  40 36
Filtration Group, FRN, 1M TSFR +
4.25%, 9.462%, 5/19/28  104 103
Filtration Group, FRN, 1M USD LIBOR
+ 3.50%, 8.768%, 10/21/28  68 67
LTI Holdings, FRN, 1M USD LIBOR +
6.75%, 11.904%, 9/6/26  10 8
Madison IAQ, FRN, 3M USD LIBOR +
3.25%, 8.302%, 6/21/28  14 13
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 9.154%, 8/31/28  15 15
SRAM, FRN, 1M USD LIBOR + 2.75%,
7.904%, 5/18/28  60 59
494
Metals & Mining 0.7%
Grinding Media, FRN, 1M USD LIBOR
+ 4.00%, 9.199%, 10/12/28  34 32
TMS International, FRN, 1M TSFR +
4.75%, 9.843%, 3/2/30  28 28
60
Restaurants 0.9%
IRB Holding, FRN, 1M TSFR + 3.00%,
8.253%, 12/15/27  47 45
Tacala Investment, FRN, 1M USD
LIBOR + 3.50%, 8.654%, 2/5/27  36 35
80
Retail 0.2%
At Home Group, FRN, 3M USD LIBOR
+ 4.25%, 9.427%, 7/24/28  24 16
16
Services 8.9%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 4.50%, 9.719%,
10/28/27  23 21
AG Group Holdings, FRN, 1M TSFR +
4.00%, 9.153%, 12/29/28 (3) 40 38
Albion Financing 3, FRN, 3M USD
LIBOR + 5.25%, 10.523%, 8/17/26  44 43
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 8.753%, 12/11/28  34 30
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 11.003%, 12/10/29  90 77
CoreLogic , FRN, 1M USD LIBOR +
6.50%, 11.688%, 6/4/29  130 100
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
12.018%, 3/30/29  15 13
EG America, FRN, 3M USD LIBOR +
4.00%, 9.153%, 2/7/25  36 35

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Fugue Finance, FRN, 1M TSFR +
4.50%, 9.764%, 1/31/28  25 25
Mermaid Bidco , FRN, 1M TSFR +
3.50%, 8.562%, 12/22/27 (3) 44 42
Prime Security Services Borrower,
FRN, 3M USD LIBOR + 2.75%,
7.943%, 9/23/26  25 25
Renaissance Holdings, FRN, 3M USD
LIBOR + 4.75%, 9.903%, 4/5/30 (5) 65 63
Staples, FRN, 3M USD LIBOR + 5.00%,
10.299%, 4/16/26  21 18
UKG, FRN, 3M TSFR + 5.25%,
10.271%, 5/3/27  200 188
UKG, FRN, 3M USD LIBOR + 3.25%,
8.271%, 5/4/26  98 94
812
Utilities 3.7%
Brookfield WEC Holdings, FRN, 1M
TSFR + 3.75%, 8.903%, 8/1/25  50 50
Constellation Renewables, FRN,
3M USD LIBOR + 2.50%, 7.764%,
12/15/27  32 32
Covanta Holding, FRN, 1M TSFR +
2.50%, 7.653%, 11/30/28  10 9
PG&E, FRN, 1M USD LIBOR + 3.00%,
8.188%, 6/23/25  79 78
Pike, FRN, 1M USD LIBOR + 3.00%,
8.268%, 1/21/28  50 49
Talen Energy Supply, FRN, 1M TSFR +
4.50%, 9.59%, 5/27/30  40 39
TerraForm Power Operating, FRN, 1M
TSFR + 2.50%, 7.498%, 5/21/29  84 83
340
Wireless Communications 2.1%
Asurion , FRN, 1M USD LIBOR +
5.25%, 10.404%, 1/31/28  146 120
Asurion , FRN, 1M USD LIBOR +
5.25%, 10.404%, 1/20/29  50 41
Asurion , FRN, 3M TSFR + 4.00%,
9.253%, 8/19/28  30 27
188
Total Bank Loans (Cost $8,169) 7,894
CONVERTIBLE PREFERRED STOCKS 0.6%
Insurance 0.4%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $34 (2)(3)(6) — 31
31
Utilities 0.2%
American Electric Power, 6.125%,
8/15/23  — 19
19
Total Convertible Preferred Stocks
(Cost $54) 50
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 7.5%
Airlines 0.3%
American Airlines, 11.75%, 7/15/25 (7) 20 22
22
Automotive 1.2%
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.931%, 10/15/26 (7) 105 103
103
Broadcasting 0.4%
Townsquare Media, 6.875%, 2/1/26 (7) 40 37
37
Cable Operators 0.7%
DISH DBS, 5.25%, 12/1/26 (7) 25 20
Radiate Holdco, 4.50%, 9/15/26 (7) 60 46
66
Chemicals 0.2%
Kobe U.S. Midco 2, (9.25% Cash or
10.00% PIK), 9.25%, 11/1/26 (7)(8) 28 19
19
Consumer Products 0.1%
Life Time, 8.00%, 4/15/26 (7) 12 12
12
Energy 0.2%
NGL Energy Operating, 7.50%,
2/1/26 (7) 18 17
Tallgrass Energy Partners, 6.00%,
3/1/27 (7) 3 3
20
Entertainment & Leisure 0.6%
Cinemark USA, 5.875%, 3/15/26 (7) 40 38
NCL, 5.875%, 2/15/27 (7) 20 19
57
Financial 1.7%
Acrisure , 7.00%, 11/15/25 (7) 30 28
Acrisure , 10.125%, 8/1/26 (7) 20 20
Aretec Escrow Issuer, 7.50%,
4/1/29 (7) 30 26
GTCR AP Finance, 8.00%, 5/15/27 (7) 32 31
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (7) 50 50
155
Health Care 0.4%
CHS, 6.875%, 4/15/29 (7) 25 14
CHS, 8.00%, 12/15/27 (7) 25 23
37
Satellites 0.5%
Intelsat Jackson Holdings, 6.50%,
3/15/30 (7) 50 46
46
Services 0.6%
Allied Universal Holdco, 9.75%,
7/15/27 (7) 35 30
Sabre GLBL, 9.25%, 4/15/25 (7) 25 24
54

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Utilities 0.6%
Vistra , VR, 7.00% (7)(9)(10) 65 57
57
Total Corporate Bonds (Cost $748) 685
SHORT-TERM INVESTMENTS 7.2%
Money Market Funds 7.2%
T. Rowe Price Government Reserve
Fund, 5.11% (11)(12) 651 651
Total Short-Term Investments (Cost
$651) 651
Total Investments in
Securities 102.1%
(Cost $9,621) $ 9,280
Other Assets Less Liabilities (2.1)% (191)
Net Assets 100.0% $ 9,089
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2023, were $18 and were valued at $17 (0.2% of net assets).
(5) All or a portion of this loan is unsettled as of May 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $31 and represents 0.3% of net assets.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $685 and represents 7.5%
of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
USD U.S. Dollar

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 4.866% (SOFR) Quarterly, 6/20/23 125 8 — 8
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 4.866% (SOFR) Quarterly, 9/20/23 210 3 — 3
Total Bilateral Total Return Swaps — 11
Total Bilateral Swaps — 11

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/25/23 USD 135 EUR 124 $ 2
Deutsche Bank 8/25/23 EUR 57 USD 62 —
RBC Dominion Securities 7/21/23 USD 43 CAD 57 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government Reserve Fund, 5.11% $ 727  ¤  ¤ $ 651^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $651.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Floating Rate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2023, totaled $(9,000) for the period ended May 31, 2023. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 685 $ — $ 685
Bank Loans — 7,272 622 7,894
Convertible Preferred Stocks — 19 31 50
Short-Term Investments 651 — — 651
Total Securities 651 7,976 653 9,280
Swaps — 11 — 11
Forward Currency Exchange Contracts — 3 — 3
Total $ 651 $ 7,990 $ 653 $ 9,294
($000s)
Beginning
Balance
2/28/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/23
Investment in Securities
Bank Loans $ 734 $ (19) $ 85 $ (225) $ 255 $ (208) $ 622
Convertible Preferred Stocks — (2) — — 33 — 31
Total $ 734 $ (21) $ 85 $ (225) $ 288 $ (208) $ 653

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank Loans $ 622 Recent
comparable
transaction
price(s)
—# —# —# —#
Pricing service —# —# —# —#
Convertible Preferred Stocks $ 31 Market
Comparable
Relative value
adjustment
2.5% 2.5% Decrease